S-K 1602(a)(3) Forepart, Sponsor Compensation	Feb. 13, 2026 USD ($) $ / shares shares
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 750,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.1
Securities Issued or to be Issued, Shares (in Shares) | shares	236,250
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 8,625,000
Securities Issued or to be Issued, Shares (in Shares) | shares	375,000
Brava Capital Management LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 300,000
Securities Issued or to be Issued, Shares (in Shares) | shares	225,000
Brava Capital Management LLC [Member] | Underwriter’s Over-Allotment Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 2,362,500
Private Placement [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 2,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	2,875,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Securities Issued or to be Issued, Shares (in Shares) | shares	375,000